Business Combination	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Business Combination
5.
Business Combination

On June 20, 2023, the Group acquired a 89.99% interest in Sinopower Holdings International Co. Limited (“Sinopower”). Sinopower is engaged in the rooftop solar energy in Hong Kong. The acquisition was made as part of the Group’s strategy to expand its capabilities in renewable energy solutions and EV charging globally. The purchase consideration for the acquisition was in the form of cash, with US$6.1 million, equivalent to RMB43.6 million, paid at the acquisition date.

The provisional allocation of fair value to the identifiable assets and liabilities of Sinopower as at the date of acquisition is as follows:

Fair value recognized on acquisition RMB’000 (Unaudited)
Total cash consideration	43,567
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	9,519
Inventories, trade receivables and other current assets	34,455
Intangible assets	11,451
Other non-current assets	5,261
Total assets acquired	60,686
Interest-bearing bank borrowings	(15,343)
Trade payables, lease liabilities and other payables	(41,215)
Deferred tax liabilities	(1,691)
Total liabilities assumed	(58,249)
Net assets acquired	2,437
Non-controlling interests	608
Goodwill on acquisition	40,522

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:
RMB’000
Total cash consideration	(43,567)
Cash and cash equivalents	9,519
Net cash paid for acquisition of a subsidiary included in cash flows from investing activities	(34,048)

Goodwill is attributable to assembled workforce, and expected operating and financial synergies from the business combination.

The Group recognized RMB11.5 million of customer contracts intangible assets and the goodwill recognized is not expected to be deductible for income tax purposes.

Since the acquisition, Sinopower contributed RMB10.7 million to the Group's revenue and RMB1.3 million to the consolidated profit for the six months ended June 30, 2023.